BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Non-current deferred tax assets:
Cash and cash equivalents	$ 692	$ 146
Prepaid Expenses	600	0
Inventory	499	1,120
Total Current Assets	1,791	1,266
Fixed Assets
Equipment, net	2,448	2,736
Total Fixed Assets	2,448	2,736
Intangible assets	53	225
Website
Total Intangible Assets	53	225
Total Assets	4,292	4,227
Current Liabilities
Accounts payable	0	425
Loans	2,359	400
Total Current Liabilities	2,359	825
Total Liabilities	2,359	825
Stockholder's Equity
Common stock, par value $0.001; 75,000,000 shares authorized, 4,500,000 and 4,500,000 shares issued and outstanding as of June 30, 2016 and December 31, 2015	4,500	4,500
Additional paid in capital	0	0
Income (deficit) accumulated	(2,567)	(1,098)
Total Stockholder's Equity	1,933	3,402
Total Liabilities and Stockholder's Equity	$ 4,292	$ 4,227